UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22656

American Funds Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Steven I. Koszalka

American Funds Portfolio Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

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American Funds Portfolio SeriesSM

American Funds

Global Growth PortfolioSM

Investment portfolio

January 31, 2019

unaudited

Fund investments Growth funds 70%	Shares	Value (000)
EuroPacific Growth Fund, Class R-6	17,148,849	$834,635
New Perspective Fund, Class R-6	16,352,110	667,166
The Growth Fund of America, Class R-6	10,720,218	501,385
SMALLCAP World Fund, Inc., Class R-6	6,365,830	332,487
		2,335,673
Growth-and-income funds 30%
Fundamental Investors, Class R-6	8,846,217	499,369
Capital World Growth and Income Fund, Class R-6	10,861,163	498,527
		997,896
Total investment securities 100% (cost: $3,367,731,000)		3,333,569
Other assets less liabilities 0%		(646)
Net assets 100%		$3,332,923

American Funds Portfolio Series — American Funds Global Growth Portfolio — Page 1 of 9

American Funds Growth PortfolioSM

Investment portfolio

January 31, 2019

unaudited

Fund investments Growth funds 65%	Shares	Value (000)
The Growth Fund of America, Class R-6	31,474,741	$1,472,074
AMCAP Fund, Class R-6	48,138,556	1,467,744
EuroPacific Growth Fund, Class R-6	22,744,397	1,106,970
SMALLCAP World Fund, Inc., Class R-6	14,036,069	733,104
		4,779,892
Growth-and-income funds 35%
Fundamental Investors, Class R-6	26,001,785	1,467,801
The Investment Company of America, Class R-6	30,572,510	1,100,304
		2,568,105
Total investment securities 100% (cost: $7,082,802,000)		7,347,997
Other assets less liabilities 0%		(2,455)
Net assets 100%		$7,345,542

American Funds Portfolio Series — American Funds Growth Portfolio — Page 2 of 9

American Funds Growth and Income PortfolioSM

Investment portfolio

January 31, 2019

unaudited

Fund investments Growth funds 15%	Shares	Value (000)
The Growth Fund of America, Class R-6	28,258,263	$1,321,639
Growth-and-income funds 50%
Capital World Growth and Income Fund, Class R-6	48,059,216	2,205,918
The Investment Company of America, Class R-6	61,208,429	2,202,891
		4,408,809
Equity-income and Balanced funds 25%
Capital Income Builder, Class R-6	22,673,230	1,329,105
American Balanced Fund, Class R-6	33,737,462	880,548
		2,209,653
Fixed income funds 10%
The Bond Fund of America, Class R-6	71,579,693	908,346
Total investment securities 100% (cost: $8,662,257,000)		8,848,447
Other assets less liabilities 0%		(3,282)
Net assets 100%		$8,845,165

American Funds Portfolio Series — American Funds Growth and Income Portfolio — Page 3 of 9

American Funds Moderate Growth and Income PortfolioSM

Investment portfolio

January 31, 2019

unaudited

Fund investments Growth funds 10%	Shares	Value (000)
New Perspective Fund, Class R-6	19,977,478	$815,081
Growth-and-income funds 25%
Capital World Growth and Income Fund, Class R-6	26,602,653	1,221,062
Washington Mutual Investors Fund, Class R-6	18,392,464	800,992
		2,022,054
Equity-income and Balanced funds 50%
American Funds Global Balanced Fund, Class R-6	64,362,061	2,015,820
American Balanced Fund, Class R-6	77,095,621	2,012,195
		4,028,015
Fixed income funds 15%
The Bond Fund of America, Class R-6	97,134,818	1,232,641
Total investment securities 100% (cost: $7,745,118,000)		8,097,791
Other assets less liabilities 0%		(2,880)
Net assets 100%		$8,094,911

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the three months ended January 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 1/31/2019 (000)
Equity-income and Balanced funds 25%
American Funds Global Balanced Fund, Class R-6	63,071,707	1,290,354	—	64,362,061	$—	$54,702	$11,442	$2,015,820

American Funds Portfolio Series — American Funds Moderate Growth and Income Portfolio — Page 4 of 9

American Funds Conservative Growth and Income PortfolioSM

Investment portfolio

January 31, 2019

unaudited

Fund investments Growth-and-income funds 20%	Shares	Value (000)
American Mutual Fund, Class R-6	24,556,806	$965,574
Equity-income and Balanced funds 50%
Capital Income Builder, Class R-6	20,628,176	1,209,224
The Income Fund of America, Class R-6	56,047,763	1,205,587
		2,414,811
Fixed income funds 30%
American High-Income Trust, Class R-6	72,900,994	726,823
U.S. Government Securities Fund, Class R-6	53,311,674	723,439
		1,450,262
Total investment securities 100% (cost: $4,692,969,000)		4,830,647
Other assets less liabilities 0%		(1,746)
Net assets 100%		$4,828,901

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the three months ended January 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 1/31/2019 (000)
Fixed income funds 15%
U.S. Government Securities Fund, Class R-6	54,399,391	298,898	1,386,615	53,311,674	$(487)	$20,467	$4,022	$723,439

American Funds Portfolio Series — American Funds Conservative Growth and Income Portfolio — Page 5 of 9

American Funds Tax-Advantaged Growth and Income PortfolioSM

Investment portfolio

January 31, 2019

unaudited

Fund investments Growth-and-income funds 50%	Shares	Value (000)
Capital World Growth and Income Fund, Class R-6	10,314,394	$473,431
Washington Mutual Investors Fund, Class R-6	8,096,654	352,609
American Mutual Fund, Class R-6	8,918,756	350,685
		1,176,725
Tax-exempt fixed income funds 50%
The Tax-Exempt Bond Fund of America, Class R-6	45,324,652	581,516
American High-Income Municipal Bond Fund, Class R-6	37,081,324	581,435
		1,162,951
Total investment securities 100% (cost: $2,303,259,000)		2,339,676
Other assets less liabilities 0%		(610)
Net assets 100%		$2,339,066

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the three months ended January 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 1/31/2019 (000)
Tax-exempt fixed income funds 25%
American High-Income Municipal Bond Fund, Class R-6	36,848,019	997,509	764,204	37,081,324	$(217)	$7,234	$5,770	$581,435

American Funds Portfolio Series — American Funds Tax-Advantaged Growth and Income Portfolio — Page 6 of 9

American Funds Preservation PortfolioSM

Investment portfolio

January 31, 2019

unaudited

Fund investments Fixed income funds 100%	Shares	Value (000)
Intermediate Bond Fund of America, Class R-6	63,844,736	$847,858
Short-Term Bond Fund of America, Class R-6	57,268,362	565,239
		1,413,097
Total investment securities 100% (cost: $1,433,721,000)		1,413,097
Other assets less liabilities 0%		(341)
Net assets 100%		$1,412,756

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 1/31/2019 (000)
Fixed income funds 40%
Short-Term Bond Fund of America, Class R-6	55,795,584	2,573,712	1,100,934	57,268,362	$(136)	$5,231	$2,843	$565,239

American Funds Portfolio Series — American Funds Preservation Portfolio — Page 7 of 9

American Funds Tax-Exempt Preservation PortfolioSM

Investment portfolio

January 31, 2019

unaudited

Fund investments Tax-exempt fixed income funds 100%	Shares	Value (000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	18,801,893	$293,122
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	12,482,028	125,569
		418,691
Total investment securities 100% (cost: $427,165,000)		418,691
Other assets less liabilities 0%		(124)
Net assets 100%		$418,567

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 1/31/2019 (000)
Tax-exempt fixed income funds 100%
Limited Term Tax-Exempt Bond Fund of America, Class R-6	18,254,879	1,662,726	1,115,712	18,801,893	$30	$4,471	$1,710	$293,122
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	12,045,239	1,134,221	697,432	12,482,028	(69)	1,190	542	125,569
Total 100%					$(39)	$5,661	$2,252	$418,691

American Funds Portfolio Series — American Funds Tax-Exempt Preservation Portfolio — Page 8 of 9

unaudited

Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2019, all of the investment securities held by each fund were classified as Level 1.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

©2019 Capital Group. All rights reserved.

MFGEFPX-900-0319O-S66026	American Funds Portfolio Series — Page 9 of 9

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS PORTFOLIO SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: March 29, 2019

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: March 29, 2019